Investments in Single-Family Residential Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Real Estate [Abstract]
Schedule of Properties Carrying Amount
The following table sets forth the net carrying amount associated with our properties by component:

	June 30, 2017	December 31, 2016
Land	$2,716,934	$2,703,388
Single-family residential property	6,856,390	6,829,579
Capital improvements	228,419	229,890
Equipment	31,778	31,988
Total gross investments in the properties	9,833,521	9,794,845
Less: accumulated depreciation	(917,961)	(792,330)
Investments in single-family residential properties, net	$8,915,560	$9,002,515

The following table sets forth the net carrying amount associated with our properties by component:

	December 31, 2016	December 31, 2015
Land	$2,703,388	$2,640,615
Single-family residential property	6,829,579	6,696,760
Capital improvements	229,890	226,993
Equipment	31,988	32,031
Total gross investments in the properties	9,794,845	9,596,399
Less: accumulated depreciation	(792,330)	(543,698)
Investments in single-family residential properties, net	$9,002,515	$9,052,701